Schedule of goodwill reportable segments (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Indefinite-Lived Intangible Assets [Line Items]
Goodwill	$ 12,059,428	$ 12,059,428	$ 27,001,383
Seamless Group Inc [Member]
Indefinite-Lived Intangible Assets [Line Items]
Goodwill			27,001,383	$ 27,001,383	[1]	$ 19,229,528
Seamless Group Inc [Member] | Remittance Services Expense [Member]
Indefinite-Lived Intangible Assets [Line Items]
Goodwill			12,921,592	12,921,592
Seamless Group Inc [Member] | Sales of Airtime [Member]
Indefinite-Lived Intangible Assets [Line Items]
Goodwill			14,079,791	$ 14,079,791
Operating Segments [Member]
Indefinite-Lived Intangible Assets [Line Items]
Goodwill	21,559,428	21,559,428	27,001,383
Operating Segments [Member] | Remittance Services [Member]
Indefinite-Lived Intangible Assets [Line Items]
Goodwill	12,919,935	12,919,935	12,921,592
Operating Segments [Member] | Sales of Airtime [Member]
Indefinite-Lived Intangible Assets [Line Items]
Goodwill	$ 8,639,493	$ 8,639,493	$ 14,079,791

[1]	Periods presented have been adjusted. Additional information regarding the adjustment may be found in Note 3 - Restatement of Previously Issued Financial Statements, included elsewhere in the notes to the financial statements.